Business Combination	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Business Combination
14.	BUSINESS COMBINATION
Business Combination
Effective May 12, 2022, the Company entered into the Business Combination Agreement with Kensington and Merger Sub. Pursuant to the terms of the Business Combination Agreement, subject to customary closing conditions, including shareholder approval, the Merger will be consummated, Kensington will domesticate as a corporation under the laws of the state of Delaware, and Kensington will change its name to “Amprius Technologies, Inc.” The transactions contemplated by the Business Combination Agreement are subject to numerous conditions, and there can be no assurance that such conditions will be satisfied. In combination with the closing, the cash held in trust by Kensington (following satisfaction of redemption by public stockholders) will become available for general corporate purposes, along with any additional proceeds that may be received from any related equity financing that closes in connection with the closing of Business Combination.
The Company is expected to be the accounting acquirer and the Business Combination is expected to be accounted for as a “reverse recapitalization,” whereby the financial statements of the combined entity represent the continuation of the financial statements of the Company. Accordingly, the assets, liabilities and results of operations of the Company are expected to become the historical financial statements of the post-combination company, and Kensington’s assets, liabilities and results of operations is expected to be consolidated with the Company beginning on the acquisition date. Operations prior to the Business Combination will be presented as those of the Company in future reports. The net assets of the Company are expected to be recognized at carrying value, with no goodwill or other intangible assets recorded.
Transfer of Lease
Effective May 1, 2022, the Parent assigned the Company the office lease that covers the facilities that the Company uses in its operations. Historically, the Company recognized this lease in its carved-out
financial statements as it is the sole user of the underlying facilities in its operations.

Transfer of Intellectual Property
Effective May 12, 2022, the Parent assigned to the Company all patents and patent applications, as well as registered trademarks and trademark applications, used by the Company in its operations under an Intellectual Property Rights agreement. This transfer of intellectual property does not have any financial impact on the Company’s balance sheet.
Termination of Intercompany Agreement
On June 8, 2022, the Parent and the Company entered an agreement to terminate the intercompany service and license agreements (“Intercompany Agreements”) upon the closing date of the Business Combination. The Parent and the Company will be released and discharged from any and all past, present and future claims, causes of action, damages, liabilities, costs and expenses, and compensation of any nature that either the Parent or the Company may assert or exercise against the other resulting from any Intercompany Agreements. The Parent and the Company will also waive and relinquish any rights to bring any action, suit, or proceeding for any claims against the other with respect to any and all matters related to the Intercompany Agreements.